SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements other than as described below.

On November 1, 2022, the proxy statement/prospectus was declared effective and on November 2, 2022, the Company commenced with mailing the proxy materials to the Company’s shareholders ahead of the extraordinary general meeting of the Company’s shareholders expected to be held on November 17, 2022.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 13, 2022, in connection with extension of the business combination period, the Sponsor agreed to contribute to the Company as a loan $0.03 for each Class A ordinary share of the Company that is not redeemed in connection with the shareholder vote to approve the Extension, for each month (or a pro rata portion thereof if less than a month) until the earlier of (i) the date of the extraordinary general meeting held in connection with the shareholder vote to approve the business combination between the Company and Tempo Automation, Inc. and (ii) $1.5 million has been loaned. The Contribution(s) will not bear any interest, and will be repayable by the Company to the Sponsor upon the earlier of the date by which the Company must complete an initial business combination and the consummation of the business combination between the Company and Tempo Automation, Inc.

On January 21, 2022, in connection with the extension of time to complete a business combination, shareholders of Class A Ordinary shares elected to redeem an aggregate of 14,797,723 Class A Ordinary Shares. As a result, approximately $148,079,821 was paid out of the Trust in connection with the redemptions.

On January 25, 2022 the Company voted to amend the Investment Management Trust Agreement entered into by the Company and the Trustee on July 27, 2020 (the “Trust Agreement”), to extend the business combination period from January 30, 2022, to July 13, 2022.